INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenues	$ 10,466	$ 11,043	$ 22,249	$ 22,513
Cost of revenues	8,830	8,091	17,361	16,546
Gross profit	1,636	2,952	4,888	5,967
Operating expenses:
Research and development, net	47	15	62	24
Selling, general and administrative	1,184	1,543	2,700	2,960
Operating income	405	1,394	2,126	2,983
Finance income, net	489	190	839	477
Income before income taxes	894	1,584	2,965	3,460
Taxes on income	143	271	475	585
Net income	751	1,313	2,490	2,875
Other comprehensive income (loss):
Foreign currency translation adjustments	(731)	(468)	(1,269)	(1,049)
Total comprehensive income	$ 20	$ 845	$ 1,221	$ 1,826
Basic income per ordinary share	$ 0.11	$ 0.22	$ 0.38	$ 0.49
Diluted income per ordinary share	$ 0.11	$ 0.22	$ 0.38	$ 0.49